Transactions with Affiliates of Fortress or AIG -- INVESTMENT MANAGEMENT AGREEMENT (Details) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Logan Circle Partners L P | Affiliated Entity
Related Party Transaction [Line Items]
Costs and fees for investment management services, less than	$ 1,000,000	$ 1,000,000